SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Credit Loss [Abstract]
Accounts receivable, at cost	$ 3,222,142	$ 25,071,163	$ 7,507,992
Less: allowance for expected credit losses			(55,341)	$ 0
Accounts receivable, net	$ 3,222,142	$ 25,071,163	$ 7,452,651